Commitments and contingencies	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
18. Commitments and contingencies

(i)	Office premises lease

NXT has an operating lease commitment on its Calgary office space for a 10 year term at an initial estimated minimum monthly lease payment of $44,486 (including operating costs). The estimated future minimum annual commitment is as follows as at December 31, 2015:

Fiscal year ending December 31
2016	$533,826
2017	533,826
2018	533,826
2019	533,826
2020	536,792
2,672,096
Thereafter, 2021 through 2025	2,592,018
5,264,114

Deferred charges of $87,756 as at December 31, 2015 relates to the valuation of an initial free-rent period received on this lease in 2015. This balance will be amortized as a reduction of general and administrative expense over the 10 year term of the lease commitment.

(ii)	Bank letters of credit

On the Bolivia Project, NXT issued various bank letters of credit as standard performance guarantees for the contracts. As at December 31, 2015, bank letters of credit totaling US $1,166,705 are outstanding, and expire on March 31, 2016.